Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Financial assets:
Trading assets	¥ 5,310,998	¥ 4,585,915
Derivative financial instruments	13,015,294	8,649,947
Financial assets at fair value through profit or loss	1,900,462	1,488,239
Debt instruments	28,545,806	22,811,423
Financial liabilities:
Trading liabilities	4,187,152	3,291,089
Derivative financial instruments	15,298,715	10,496,855
Financial liabilities designated at fair value through profit or loss	421,392	414,106
At fair value [member]
Financial assets:
Trading assets	5,310,998	4,585,915
Derivative financial instruments	13,015,294	8,649,947
Financial assets at fair value through profit or loss	1,900,462	1,488,239
Debt instruments	28,545,806	22,811,423
Investment securities at fair value through other comprehensive income	33,792,679	27,360,031
Total	54,019,433	42,084,132
Financial liabilities:
Trading liabilities	4,187,152	3,291,089
Derivative financial instruments	15,298,715	10,496,855
Financial liabilities designated at fair value through profit or loss	421,392	414,106
Others	(19,287)	(11,938)
Total	19,887,972	14,190,112
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	4,365,646	4,072,916
Derivative financial instruments	134,645	151,848
Financial assets at fair value through profit or loss	508,360	346,368
Debt instruments	20,725,079	16,312,611
Investment securities at fair value through other comprehensive income	25,469,966	20,389,221
Total	30,478,617	24,960,353
Financial liabilities:
Trading liabilities	3,964,139	3,201,207
Derivative financial instruments	120,385	127,838
Total	4,084,524	3,329,045
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	945,352	512,999
Derivative financial instruments	12,862,627	8,476,307
Financial assets at fair value through profit or loss	641,762	406,203
Debt instruments	7,820,727	6,498,812
Investment securities at fair value through other comprehensive income	7,822,228	6,505,989
Total	22,271,969	15,901,498
Financial liabilities:
Trading liabilities	223,013	89,882
Derivative financial instruments	15,162,001	10,353,385
Financial liabilities designated at fair value through profit or loss	285,442	229,086
Others	(6,728)	(4,086)
Total	15,663,728	10,668,267
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	18,022	21,792
Financial assets at fair value through profit or loss	750,340	735,668
Investment securities at fair value through other comprehensive income	500,485	464,821
Total	1,268,847	1,222,281
Financial liabilities:
Derivative financial instruments	16,329	15,632
Financial liabilities designated at fair value through profit or loss	135,950	185,020
Others	(12,559)	(7,852)
Total	139,720	192,800
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	4,949,235	4,229,845
Financial assets at fair value through profit or loss	1,814,029	1,392,889
Debt instruments	9,208,278	8,002,669
Financial liabilities:
Trading liabilities	3,792,059	3,101,433
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	4,004,541	3,732,551
Financial assets at fair value through profit or loss	506,426	343,539
Debt instruments	1,387,551	1,503,857
Financial liabilities:
Trading liabilities	3,574,685	3,017,272
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	944,694	497,294
Financial assets at fair value through profit or loss	641,478	398,883
Debt instruments	7,820,727	6,498,812
Financial liabilities:
Trading liabilities	217,374	84,161
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	666,125	650,467
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	361,763	356,070
Financial liabilities:
Trading liabilities	395,093	189,656
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	361,105	340,365
Financial liabilities:
Trading liabilities	389,454	183,935
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	658	15,705
Financial liabilities:
Trading liabilities	5,639	5,721
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	86,433	95,350
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	1,934	2,829
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	284	7,320
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	84,215	85,201
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	8,305,613	5,789,616
Financial liabilities:
Derivative financial instruments	10,290,561	7,413,133
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	97,472	130,725
Financial liabilities:
Derivative financial instruments	82,330	92,387
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	8,208,059	5,658,891
Financial liabilities:
Derivative financial instruments	10,204,113	7,317,498
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	82
Financial liabilities:
Derivative financial instruments	4,118	3,248
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	4,605,403	2,775,181
Financial liabilities:
Derivative financial instruments	4,889,395	3,006,286
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments		145
Financial liabilities:
Derivative financial instruments	181
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	4,604,469	2,774,537
Financial liabilities:
Derivative financial instruments	4,884,340	3,001,220
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	934	499
Financial liabilities:
Derivative financial instruments	4,874	5,066
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	52,245	54,508
Financial liabilities:
Derivative financial instruments	61,296	42,208
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	35,241	20,571
Financial liabilities:
Derivative financial instruments	36,302	34,204
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	408	13,002
Financial liabilities:
Derivative financial instruments	17,768	894
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	16,596	20,935
Financial liabilities:
Derivative financial instruments	7,226	7,110
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	13,379	9,142
Financial liabilities:
Derivative financial instruments	12,178	7,946
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	1,932	407
Financial liabilities:
Derivative financial instruments	1,572	1,247
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	11,447	8,735
Financial liabilities:
Derivative financial instruments	10,606	6,699
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	38,654	21,500
Financial liabilities:
Derivative financial instruments	45,285	27,282
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	38,244	21,142
Financial liabilities:
Derivative financial instruments	45,174	27,074
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	410	358
Financial liabilities:
Derivative financial instruments	111	208
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt instruments	9,512,127	9,576,298
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	9,512,127	9,576,298
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt instruments	9,825,401	5,232,456
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	9,825,401	5,232,456
At fair value [member] | Investment securities [member]
Financial assets:
Debt instruments	5,246,873	4,548,608
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt instruments	4,744,887	4,076,610
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt instruments	1,501	7,177
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt instruments	¥ 500,485	¥ 464,821